Share Based Compensation - Schedule of Assumptions Fair Value of Share Options (Details) - Share options [member]	12 Months Ended
Dec. 31, 2025
Schedule of Assumptions Fair Value of Share Options [Line Items]
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.00%
Dividend yield	0.00%